Unearned Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Unearned Revenue [Abstract]
Schedule of Unearned Revenue
	2023	2022
	In thousands of USD
Unearned revenue	$1,034	$1,146
Total	$1,034	$1,146